HEWITT SERIES TRUST

100 Half Day Road

Lincolnshire, IL 60069

May 3, 2005

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Ladies and Gentlemen:

Hewitt Series Trust

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Hewitt Series Trust (the “Trust”) certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 29, 2005.

HEWITT SERIES TRUST

By:	/s/ Peter E. Ross
Name:	Peter E. Ross
Title:	Secretary and Chief Compliance Officer